Post-employment benefits for associates (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 23,210	$ 23,614
Current service cost	378	422
Interest cost	321	330
Past service cost and settlements	(1)	(1,226)
Administrative expenses	26	27
Remeasurement losses/(gains) arising from changes in financial assumptions	(567)	11
Remeasurement (gains) arising from changes in demographic assumptions	5	(26)
Experience-related remeasurement losses/(gains)	264	47
Currency translation effects	(374)	1,138
Benefit payments	(1,263)	(1,300)
Contributions of associates	169	207
Effect of acquisitions, divestments or transfers	11	(34)
Benefit obligation at end of period	22,179	23,210
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	20,275	19,225
Interest income	249	236
Return on plan assets excluding interest income	(805)	1,429
Currency translation effects	(310)	909
Novartis Group contributions	520	579
Contributions of associates	169	207
Settlements	(3)	(995)
Benefit payments	(1,263)	(1,300)
Effect of acquisitions, divestments or transfers	6	(15)
Fair value of plan assets at end of period	18,838	20,275
Funded status	3,341	2,935
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(89)	(54)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	25	(30)
Interest income on limitation of fund surplus	(4)	(5)
Limitation on recognition of fund surplus at end of period	(68)	(89)
Net liability in the balance sheet at end of period	(3,409)	(3,024)	$ (4,443)
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	1,115	1,158
Current service cost	34	34
Interest cost	39	44
Past service cost and settlements		(10)
Remeasurement losses/(gains) arising from changes in financial assumptions	(31)	32
Remeasurement (gains) arising from changes in demographic assumptions	1	(9)
Experience-related remeasurement losses/(gains)	(32)	(87)
Currency translation effects	(7)	5
Benefit payments	(46)	(51)
Effect of acquisitions, divestments or transfers		(1)
Benefit obligation at end of period	1,073	1,115
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	162	153
Interest income	5	5
Return on plan assets excluding interest income	(8)	12
Novartis Group contributions	6	43
Benefit payments	(46)	(51)
Fair value of plan assets at end of period	119	162
Funded status	954	953
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	$ (954)	$ (953)	$ (1,005)